EAGLE MLP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 98.2%
	ELECTRIC UTILITIES - 3.0%
13,900	Clearway Energy, Inc.	$ 521,806
19,100	NextEra Energy, Inc.	1,613,759
5,000	Ormat Technologies, Inc.	432,700
		2,568,265
	OIL & GAS PRODUCERS - 91.4%
257,000	Antero Midstream Corporation	2,585,420
64,700	Brigham Minerals, Inc.	1,717,785
54,450	Cheniere Energy, Inc.	8,144,631
48,950	Enbridge, Inc.	2,199,324
676,000	Energy Transfer, L.P.	7,645,560
419,002	EnLink Midstream, LLC	4,106,220
30,300	Hess Midstream, L.P.	921,726
118,500	Keyera Corporation	3,071,420
191,000	Kinder Morgan, Inc.	3,436,090
24,050	Magellan Midstream Partners, L.P.	1,238,575
116,800	MPLX, L.P.	3,797,168
69,400	ONEOK, Inc.	4,145,956
100,700	Pembina Pipeline Corporation	3,844,726
744,500	Plains GP Holdings, L.P.	8,330,955
143,200	Targa Resources Corporation	9,896,551
35,047	Viper Energy Partners, L.P.	1,077,345
314,000	Western Midstream Partners, L.P.	8,412,060
121,500	Williams Companies, Inc. (The)	4,141,935
		78,713,447
	RENEWABLE ENERGY - 3.8%
202,000	Archaea Energy, Inc.(a)	3,308,760

	TOTAL MLP & MLP RELATED SECURITIES (Cost $47,814,033)	84,590,472

	TOTAL INVESTMENTS - 98.2% (Cost $47,814,033)	$ 84,590,472
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	1,527,628
	NET ASSETS - 100.0%	$ 86,118,100

LLC	- Limited Liability Company
LP	- Limited Partnership
(a)	- Non-income producing security.